Restructuring (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended			2 Months Ended	3 Months Ended
	Nov. 13, 2013	Jan. 02, 2013	Jul. 15, 2011	Dec. 31, 2013	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Workforce reduction, percent	43.00%	29.00%	45.00%
Restructuring charges		$ 0.3		$ 0.9	$ 1.2
Restructuring charges, cash portion				0.6	1.0
Restructuring Charges, Cash Portion - paid				0.3
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0.3